FINANCE EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Expenses [Abstract]
Disclosure of detailed information about finance expenses
	For the year ended December 31,
	2022	2021	2020
	US Dollars in thousands
Interest on bank loans and bank fees	993	964	821
Change in fair value options	(423)	414	-
Finance expenses in respect of loans from others	70	217	248
Finance expenses in respect of shareholders and related companies	(15)	136	27
Finance expenses in respect of other liabilities	167	202	302
Finance expenses in respect of leases liabilities	260	214	379
Financing income in respect of finance sub-lease	-	(2)	(14)
Benefit in respect of government guarantee loans	-	-	(389)
Exchange rate differences	1,968	(490)	2,500
	3,020	1,655	3,874